UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     July 27, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $105,584 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chem            COM              009158106     1587    24835 SH       SOLE                    21085              3750
Amgen Corp                     COM              031162100     1389    21290 SH       SOLE                    18640              2650
Bank of America Corp           COM              060505104     1977    41099 SH       SOLE                    33791              7308
Bright Horizon Family Sol      COM              109195107      444    11768 SH       SOLE                    11768
ChevronTexaco Corp             COM              166764100     2119    34138 SH       SOLE                    28668              5470
Cisco Systems                  COM              17275R102     1945    99595 SH       SOLE                    87345             12250
CitiGroup Inc                  COM              172967101     1978    40989 SH       SOLE                    34189              6800
Coca Cola Co                   COM              191216100      722    16775 SH       SOLE                    14325              2450
Colgate-Palmolive              COM              194162103     1237    20643 SH       SOLE                    16743              3900
Comcast Corp New 'A'           COM              20030N101     1144    34935 SH       SOLE                    26995              7940
Dell Inc                       COM              24702r101      656    26835 SH       SOLE                    23635              3200
Dover Corp                     COM              260003108     1008    20400 SH       SOLE                    17800              2600
Eli Lilly                      COM              532457108     1070    19362 SH       SOLE                    15462              3900
EMC Corp Mass                  COM              268648102      905    82509 SH       SOLE                    74609              7900
Emerson Electric               COM              291011104     2208    26350 SH       SOLE                    22050              4300
Exxon-Mobil                    COM              30231G102     2872    46820 SH       SOLE                    39962              6858
FedEx Corporation              COM              31428X106     1192    10200 SH       SOLE                    10200
Fifth Third Bancorp            COM              316773100      830    22453 SH       SOLE                    17953              4500
Flextronics Intl               COM              Y2573F102      746    70287 SH       SOLE                    61587              8700
General Electric Co            COM              369604103     1519    46084 SH       SOLE                    40084              6000
Goldman Sachs                  COM              38141G104      256     1700 SH       SOLE                                       1700
Heinz H J Co                   COM              423074103     1001    24293 SH       SOLE                    18043              6250
Home Depot Inc                 COM              437076102     1630    45556 SH       SOLE                    37756              7800
Ingersoll-Rand Co              COM              G4776G101     1790    41839 SH       SOLE                    33489              8350
Intel Corp                     COM              458140100     1473    77534 SH       SOLE                    64734             12800
iShares: DJ Technology         COM              464287721      267     5628 SH       SOLE                     5628
iShares: DJ Telecom            COM              464287713      436    17000 SH       SOLE                    17000
iShares: MSCI EAFE             COM              464287465    15513   237236 SH       SOLE                   237236
iShares: MSCI Emerging Markets COM              464287234      229     2434 SH       SOLE                     2434
iShares: NASDAQ Biotech Index  COM              464287556      669     9200 SH       SOLE                     9200
iShares: Russell 2000          COM              464287655     4015    55973 SH       SOLE                    55973
iShares: Russell Midcap        COM              464287499     3732    40672 SH       SOLE                    40672
JDS/Uniphase                   COM              46612J101      174    68950 SH       SOLE                    39150             29800
Johnson & Johnson              COM              478160104     2019    33696 SH       SOLE                    28696              5000
McGraw Hill Inc                COM              580645109     1501    29890 SH       SOLE                    25490              4400
Medtronic Inc                  COM              585055106      901    19208 SH       SOLE                    15408              3800
Microsoft                      COM              594918104     1905    81743 SH       SOLE                    69343             12400
Motorola                       COM              620076109      893    44333 SH       SOLE                    35133              9200
Northrop Grumman               COM              666807102     1115    17400 SH       SOLE                    13750              3650
Oracle                         COM              68389X105      796    54933 SH       SOLE                    46633              8300
Pepsico Inc                    COM              713448108     1300    21648 SH       SOLE                    18148              3500
Pfizer Inc                     COM              717081103     1611    68625 SH       SOLE                    60265              8360
Procter & Gamble               COM              742718109     1681    30235 SH       SOLE                    26535              3700
S&P 500 Depository Receipts    COM              78462f103     9155    71959 SH       SOLE                    70699              1260
S&P Midcap 400 Index           COM              595635103      225     1619 SH       SOLE                     1619
Schlumberger                   COM              806857108     1929    29627 SH       SOLE                    24927              4700
SPDR: S&P Energy               COM              81369Y506      321     5650 SH       SOLE                     5650
SPDR: S&P Financial            COM              81369Y605     1897    58671 SH       SOLE                    58671
SPDR: S&P Industrial           COM              81369Y704      234     6920 SH       SOLE                     6920
SPDR: S&P Materials            COM              81369Y100      318     9910 SH       SOLE                     9910
SPDR: S&P Utilities            COM              81369Y886      452    14005 SH       SOLE                    14005
Sprint Nextel Corp             COM              852061100     1207    60396 SH       SOLE                    51307              9089
State Street Corp              COM              857477103     1909    32863 SH       SOLE                    27413              5450
Target Corp                    COM              87612E106      949    19427 SH       SOLE                    15527              3900
Texas Instruments              COM              882508104     1000    33014 SH       SOLE                    28014              5000
VG - Emerging Markets          COM              922042858      789    12279 SH       SOLE                    12279
VG - Total US Stock Market     COM              922908769     8204    64952 SH       SOLE                    64952
Wachovia Corp                  COM              929903102     1704    31518 SH       SOLE                    27318              4200
Wal-Mart                       COM              931142103      823    17085 SH       SOLE                    17085
Walt Disney Co                 COM              254687106     1261    42041 SH       SOLE                    33491              8550
Zimmer Hldg Inc                COM              98956p102      752    13255 SH       SOLE                    11655              1600